Consolidated Statements of Comprehensive (Loss) Income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses:
Amortization	$ 24	$ 14	$ 0
Corporate development	49	57	136
Employee and director remuneration	590	792	461
General and administrative	223	236	193
Shareholder relations	52	171	311
Share-based payments	118	366	301
Loss before the undernoted	(1,056)	(1,636)	(1,402)
Interest and other income	44	52	28
Change in fair value of marketable securities	(140)	(293)	3,205
Flow through financing costs	(4)	0	0
Gain from debt settlement	0	0	108
Interest and finance charges	(30)	(23)	0
Foreign exchange (loss) gain	(156)	0	16
Recovery of promissory notes receivable	152	0	10
Recovery (write off) of mineral property interest	0	(67)	0
Write off of equipment	(1)	0	0
Net (loss) income from continuing operations before income tax	(1,179)	(1,967)	1,965
Income tax recovery from continuing operations	54	7	0
Net (loss) income from continuing operations	(1,125)	(1,960)	1,965
Net income (loss) from discontinued operations	0	0	4,826
Net (loss) income for the year	(1,125)	(1,960)	6,791
Other comprehensive income (loss):
Foreign currency translation adjustment	(1,258)	1,274	70
Comprehensive (loss) income for the year	$ (2,383)	$ (686)	$ 6,861
Continuing operations:
Basic	$ (0.01)	$ (0.01)	$ 0.01
Diluted	(0.01)	(0.01)	0.01
Discontinued operations:
Basic	0.00	0.00	0.02
Diluted	$ 0.00	$ 0.00	$ 0.02
Weighted average number of common shares outstanding:
Basic	218,460,355	218,473,845	211,483,671
Diluted	218,460,355	218,473,845	212,674,296